REPORTABLE SEGMENTS (Details Textual)	12 Months Ended
Dec. 31, 2018 bbl
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	50,000
Uruguayer [Member]
Disclosure Of Reportable Segments [Line Items]
Area of Property	50.00%
Pulp [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	4,000,000
Forestry [Member]
Disclosure Of Reportable Segments [Line Items]
Explanation of information about the volume of assets held	Arauco holds forestry assets distributed throughout Chile, Argentina, Brazil and Uruguay, reaching 1.77 million hectares as of December 31, 2018, of which 1.02 million hectares are used for plantations, 441 thousand hectares for native forests, 199 thousand hectares for other uses and 111 thousand hectares are to be planted.
Description of percentage of customers for the product	Arauco has no customers representing 10% or more of its revenues.
Osb [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	516,000
Osb [Member] | Fifty Percent Production Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	258,000
Pb [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	2,300,000
Pb [Member] | Fifty Percent Production Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	4,000,000
Sawn lumber [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	1,500,000
Sawn lumber [Member] | Fifty Percent Production Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	4,600,000
Wood products [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	7,400,000
Sawn Wood [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	2,900,000